Leases (Details Narrative)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 01, 2020 ft²	Sep. 30, 2020 USD ($)	Nov. 26, 2019 USD ($)
Leases
Lease term	12 months	12 months
Right-of-use asset	$ 6,000	$ 20,000	$ 45,000			$ 2,200,000
Lease, liability	$ 7,000	$ 20,000	$ 45,000			$ 2,200,000
Operating lease, term				2 years
Office and warehouse space | ft²				1,600
Lease obligation					$ 32,000